Share based compensation (Changes in service-based share options activities) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Number of Options
Outstanding	2,637,892	1,752,270
Granted	0	1,100,000	0
Forfeited	(103,171)	(35,983)
Exercised	(255,208)	(178,395)
Outstanding	2,279,513	2,637,892	1,752,270
Vested and expected to vest	2,279,513
Exercisable	1,130,739
Weighted Average Exercise Price
Outstanding	$ 5.18	$ 6.70
Granted		2.34
Forfeited	2.62	13.71
Exercised	0.71	0.95
Outstanding	5.79	5.18	$ 6.70
Vested and expected to vest	5.79
Exercisable	$ 6.62
Weighted Average Remaining Contractual Life In years
Outstanding			6 years 8 months 23 days
Vested and expected to vest	6 years 7 months 13 days
Exercisable	5 years 7 months 2 days
Weighted Average fair value at grant date
Outstanding (in dollars per share)	$ 4.30	6.27
Granted (in dollars per share)		1.49
Forfeited (in dollars per share)	1.46	8.64
Exercised (in dollars per share)	3.18	5.49
Outstanding (in dollars per share)	$ 4.55	$ 4.30	$ 6.27
Aggregate Intrinsic Value
Outstanding	$ 2,420	$ 4,289
Exercised	285	351
Vested and expected to vest	580
Exercisable	470
Outstanding	$ 580	$ 2,420	$ 4,289